Income Tax - Summary of Current Income Tax Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Liabilities Disclosed In The Statement Of Financial Position [Abstract]
Income tax provision	$ 195,906,305	$ 25,250,024
Advances	(3,394,693)	(2,375,376)
Collections and withholdings	(344,774)	(303,709)
TOTAL	$ 192,166,838	$ 22,570,939